Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–93.94%
Advertising–0.35%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(b)	$265,000	$228,774
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	3,947,000	3,733,248
Lamar Media Corp.,
3.75%, 02/15/2028(c)	2,800,000	2,533,888
4.00%, 02/15/2030(c)	1,319,000	1,154,125
3.63%, 01/15/2031	523,000	436,091
		8,086,126
Aerospace & Defense–1.48%
Boeing Co. (The),
2.75%, 02/01/2026(c)	1,575,000	1,458,597
2.20%, 02/04/2026	2,397,000	2,179,971
3.63%, 02/01/2031	4,628,000	4,082,965
5.93%, 05/01/2060	6,118,000	5,691,108
Huntington Ingalls Industries, Inc., 3.84%, 05/01/2025	5,424,000	5,235,056
Lockheed Martin Corp.,
5.10%, 11/15/2027(c)	3,009,000	3,096,614
5.25%, 01/15/2033	3,593,000	3,740,897
4.15%, 06/15/2053	1,536,000	1,347,015
5.70%, 11/15/2054	2,185,000	2,372,736
4.30%, 06/15/2062(c)	1,850,000	1,602,926
5.90%, 11/15/2063	2,185,000	2,420,851
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	301,000	297,095
TransDigm, Inc.,
6.25%, 03/15/2026(b)	547,000	545,003
6.38%, 06/15/2026	141,000	138,697
		34,209,531
Agricultural & Farm Machinery–0.21%
Cargill, Inc.,
3.63%, 04/22/2027(b)	1,114,000	1,075,732
5.13%, 10/11/2032(b)	2,105,000	2,133,388
4.38%, 04/22/2052(b)	1,850,000	1,641,360
		4,850,480
Agricultural Products–0.02%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	560,000	465,431
Airlines–1.93%
Allegiant Travel Co., 7.25%, 08/15/2027(b)(c)	504,000	491,569
American Airlines Pass-Through Trust,
Series 2016-3, Class A, 3.00%, 10/15/2028	3,048,203	2,695,725
Series 2017-2, Class AA, 3.35%, 10/15/2029	249,628	220,178
Series 2021-1, Class B, 3.95%, 07/11/2030	2,985,000	2,444,916
Series 2021-1, Class A, 2.88%, 07/11/2034	3,295,000	2,660,088
	Principal Amount	Value
Airlines–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	$763,000	$741,253
British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	3,328,518	2,851,118
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,873,257	1,548,969
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	2,425,000	2,297,020
Series 2020-1, Class AA, 2.00%, 06/10/2028	1,581,220	1,358,467
Delta Air Lines, Inc., 7.38%, 01/15/2026(c)	425,000	439,631
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	3,461,622	3,373,827
4.75%, 10/20/2028(b)	10,053,697	9,536,812
United Airlines Pass-Through Trust,
Series 2016-1, Class B, 3.65%, 01/07/2026	1,631,104	1,471,559
Series 2020-1, Class A, 5.88%, 10/15/2027	4,482,264	4,436,205
Series 2018-1, Class A, 3.70%, 03/01/2030	272,671	220,128
Series 2018-1, Class AA, 3.50%, 03/01/2030	2,641,756	2,270,090
Series 2019-1, Class A, 4.55%, 08/25/2031	1,631,050	1,381,440
Series 2019-1, Class AA, 4.15%, 08/25/2031	2,935,869	2,645,278
United Airlines, Inc.,
4.38%, 04/15/2026(b)	686,000	639,369
4.63%, 04/15/2029(b)	1,090,000	971,476
		44,695,118
Alternative Carriers–0.01%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	459,000	315,266
Aluminum–0.02%
Novelis Corp., 4.75%, 01/30/2030(b)	523,000	465,650
Apparel Retail–0.03%
Gap, Inc. (The), 3.63%, 10/01/2029(b)(c)	851,000	654,883
Apparel, Accessories & Luxury Goods–0.06%
Kontoor Brands, Inc., 4.13%, 11/15/2029(b)	582,000	474,997
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	280,000	260,772
5.88%, 03/15/2030(b)	245,000	221,442
6.13%, 03/15/2032(b)	75,000	66,677
4.50%, 12/15/2034	275,000	197,160
4.30%, 02/15/2043	165,000	104,460
		1,325,508

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Application Software–0.27%
NCR Corp., 5.75%, 09/01/2027(b)	$116,000	$112,959
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	1,001,000	1,003,462
salesforce.com, inc., 2.90%, 07/15/2051	2,643,000	1,839,983
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	897,000	858,704
Workday, Inc., 3.70%, 04/01/2029	2,512,000	2,315,357
		6,130,465
Asset Management & Custody Banks–1.04%
Ameriprise Financial, Inc., 4.50%, 05/13/2032(c)	1,736,000	1,701,557
Ares Capital Corp.,
2.88%, 06/15/2028(c)	375,000	308,283
3.20%, 11/15/2031(c)	400,000	300,014
Bank of New York Mellon Corp. (The),
5.83%, 10/25/2033(d)	3,212,000	3,385,107
Series I, 3.75%(d)(e)	4,356,000	3,476,654
Blackstone Secured Lending Fund,
2.75%, 09/16/2026(c)	4,900,000	4,347,697
2.13%, 02/15/2027	4,127,000	3,451,564
2.85%, 09/30/2028	2,114,000	1,679,965
Northern Trust Corp., 6.13%, 11/02/2032(c)	3,742,000	3,947,030
State Street Corp., 5.82%, 11/04/2028(d)	1,309,000	1,354,695
		23,952,566
Auto Parts & Equipment–0.41%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
4.75%, 04/01/2028(b)(c)	4,969,000	4,370,534
5.38%, 03/01/2029(b)(c)	1,884,000	1,660,773
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	178,000	174,431
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	3,204,000	2,438,620
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	829,000	730,320
		9,374,678
Automobile Manufacturers–2.62%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	202,000	187,563
3.75%, 01/30/2031(b)	1,046,000	877,552
BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)	1,808,000	1,640,423
Ford Motor Co.,
4.35%, 12/08/2026(c)	515,000	492,147
3.25%, 02/12/2032	531,000	420,531
6.10%, 08/19/2032(c)	4,835,000	4,645,312
4.75%, 01/15/2043	345,000	255,708
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
4.39%, 01/08/2026	$1,045,000	$995,133
2.70%, 08/10/2026(c)	2,367,000	2,068,372
4.95%, 05/28/2027	200,000	189,491
7.35%, 11/04/2027	3,938,000	4,097,056
5.11%, 05/03/2029(c)	450,000	420,093
4.00%, 11/13/2030	332,000	281,234
General Motors Financial Co., Inc.,
5.00%, 04/09/2027	3,133,000	3,065,746
4.30%, 04/06/2029	4,227,000	3,876,557
Series B, 6.50%(d)(e)	200,000	173,924
Hyundai Capital America,
4.30%, 02/01/2024(b)	9,654,000	9,503,464
2.65%, 02/10/2025(b)	2,213,000	2,068,099
2.00%, 06/15/2028(b)	2,963,000	2,400,132
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	992,000	959,963
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	6,152,000	5,136,278
Toyota Motor Credit Corp.,
4.55%, 09/20/2027	3,481,000	3,457,977
4.45%, 06/29/2029(c)	5,127,000	5,076,090
Volkswagen Group of America Finance LLC (Germany),
4.35%, 06/08/2027(b)	5,386,000	5,217,291
4.60%, 06/08/2029(b)	3,261,000	3,100,825
		60,606,961
Automotive Retail–0.64%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	137,000	124,163
4.63%, 11/15/2029(b)	658,000	575,052
5.00%, 02/15/2032(b)	1,739,000	1,471,302
AutoZone, Inc., 4.75%, 08/01/2032	2,279,000	2,237,537
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,053,000	894,476
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	491,000	411,436
Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	4,401,000	3,698,006
Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)	3,122,000	2,579,443
4.88%, 11/15/2031(b)	3,629,000	2,906,464
		14,897,879
Biotechnology–0.18%
AbbVie, Inc., 4.88%, 11/14/2048	1,734,000	1,632,671
Amgen, Inc.,
2.00%, 01/15/2032	125,000	99,549
3.15%, 02/21/2040	1,530,000	1,178,571
CSL Finance PLC (Australia), 3.85%, 04/27/2027(b)	1,196,000	1,152,433
		4,063,224
Brewers–0.25%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey), 3.38%, 06/29/2028(b)	2,337,000	1,767,731
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Brewers–(continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
8.00%, 11/15/2039	$2,003,000	$2,501,521
4.35%, 06/01/2040	1,684,000	1,524,584
		5,793,836
Building Products–0.05%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(b)	754,000	726,543
Carrier Global Corp., 2.72%, 02/15/2030	155,000	132,382
Owens Corning, 4.30%, 07/15/2047	250,000	194,743
		1,053,668
Cable & Satellite–2.08%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(b)	187,000	172,214
6.38%, 09/01/2029(b)(c)	4,452,000	4,246,629
4.75%, 03/01/2030(b)	607,000	522,595
4.50%, 08/15/2030(b)	676,000	570,368
4.50%, 05/01/2032	1,459,000	1,205,601
4.50%, 06/01/2033(b)	1,952,000	1,551,362
4.25%, 01/15/2034(b)	217,000	169,307
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	4,022,000	3,960,929
5.38%, 04/01/2038	249,000	213,358
3.50%, 06/01/2041	2,459,000	1,665,196
3.50%, 03/01/2042	3,031,000	2,057,667
5.75%, 04/01/2048	2,019,000	1,739,639
3.90%, 06/01/2052	2,559,000	1,702,690
6.83%, 10/23/2055	3,458,000	3,319,655
3.85%, 04/01/2061	3,196,000	1,975,019
Comcast Corp.,
5.50%, 11/15/2032(c)	5,853,000	6,140,415
3.45%, 02/01/2050(c)	1,941,000	1,449,972
2.80%, 01/15/2051	3,452,000	2,260,483
2.89%, 11/01/2051	2,141,000	1,431,653
2.94%, 11/01/2056	1,868,000	1,213,575
2.99%, 11/01/2063	1,494,000	947,406
Cox Communications, Inc., 2.60%, 06/15/2031(b)	1,549,000	1,242,735
CSC Holdings LLC,
6.50%, 02/01/2029(b)	727,000	663,387
5.75%, 01/15/2030(b)	817,000	557,647
4.50%, 11/15/2031(b)	264,000	201,510
5.00%, 11/15/2031(b)	200,000	126,712
DISH DBS Corp., 5.13%, 06/01/2029	809,000	533,940
DISH Network Corp., 11.75%, 11/15/2027(b)	436,000	448,679
Gray Escrow II, Inc., 5.38%, 11/15/2031(b)(c)	801,000	612,589
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(b)	653,000	590,338
4.00%, 07/15/2028(b)	412,000	364,546
3.88%, 09/01/2031(b)	2,781,000	2,276,346
	Principal Amount	Value
Cable & Satellite–(continued)
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)	$296,000	$246,788
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	1,000,000	924,940
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	949,000	786,493
		48,092,383
Casinos & Gaming–0.25%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	1,715,000	1,528,159
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030(b)	2,553,000	2,371,444
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	521,000	452,316
MGM Resorts International, 6.00%, 03/15/2023	559,000	559,790
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	513,000	482,330
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)(c)	533,000	464,226
		5,858,265
Coal & Consumable Fuels–0.01%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	155,000	148,037
Commodity Chemicals–0.06%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,493,000	1,309,406
Computer & Electronics Retail–0.28%
Dell International LLC/EMC Corp.,
4.00%, 07/15/2024	2,336,000	2,292,230
4.90%, 10/01/2026	1,493,000	1,477,322
8.35%, 07/15/2046	51,000	59,769
3.45%, 12/15/2051(b)	1,372,000	886,414
Leidos, Inc., 2.30%, 02/15/2031	2,314,000	1,793,661
		6,509,396
Construction & Engineering–0.05%
AECOM, 5.13%, 03/15/2027	133,000	129,565
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	520,000	419,875
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	536,000	498,649
		1,048,089
Construction Machinery & Heavy Trucks–0.11%
Daimler Trucks Finance North America LLC (Germany), 3.65%, 04/07/2027(b)	2,618,000	2,435,834
Wabtec Corp., 4.95%, 09/15/2028	209,000	200,919
		2,636,753
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Construction Materials–0.10%
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)(c)	$2,416,000	$2,277,296
Consumer Finance–0.83%
Ally Financial, Inc.,
5.13%, 09/30/2024(c)	434,000	430,816
4.63%, 03/30/2025	1,303,000	1,279,300
2.20%, 11/02/2028	247,000	197,416
American Express Co.,
2.55%, 03/04/2027	1,648,000	1,498,255
4.99%, 05/26/2033(d)	2,853,000	2,754,164
4.42%, 08/03/2033(d)	4,806,000	4,561,444
Capital One Financial Corp., 5.27%, 05/10/2033(d)	550,000	518,813
FirstCash, Inc., 5.63%, 01/01/2030(b)	525,000	478,185
OneMain Finance Corp.,
6.88%, 03/15/2025	300,000	291,750
7.13%, 03/15/2026(c)	925,000	897,250
3.88%, 09/15/2028	3,554,000	2,825,430
5.38%, 11/15/2029(c)	519,000	434,169
Synchrony Financial, 4.50%, 07/23/2025	3,210,000	3,075,631
		19,242,623
Copper–0.30%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027(c)	2,393,000	2,320,826
PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(b)	1,302,000	1,257,732
5.32%, 04/14/2032(b)	1,919,000	1,784,670
6.20%, 04/14/2052(b)	1,788,000	1,560,030
		6,923,258
Data Processing & Outsourced Services–0.41%
Block, Inc., 3.50%, 06/01/2031(c)	3,167,000	2,573,853
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028(b)	3,254,000	2,928,323
4.88%, 07/01/2029(b)	531,000	455,327
Fidelity National Information Services, Inc., 2.25%, 03/01/2031	230,000	183,601
PayPal Holdings, Inc.,
2.85%, 10/01/2029(c)	875,000	767,413
5.05%, 06/01/2052(c)	2,853,000	2,650,010
		9,558,527
Distributors–0.10%
Genuine Parts Co.,
1.88%, 11/01/2030	1,176,000	906,409
2.75%, 02/01/2032	1,623,000	1,313,316
		2,219,725
Diversified Banks–12.19%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	7,620,000	6,984,263
African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	1,433,000	1,250,771
3.80%, 05/17/2031(b)	1,858,000	1,485,911
Principal Amount		Value
Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	$6,955,000	$7,045,350
6.75%(b)(c)(d)(e)	3,444,000	3,413,690
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	3,144,000	2,850,260
Bank of America Corp.,
4.87% (SOFR + 1.05%), 02/04/2028(f)	3,022,000	2,907,805
4.38%, 04/27/2028(d)	4,867,000	4,676,211
2.57%, 10/20/2032(d)	1,684,000	1,342,212
2.97%, 02/04/2033(d)	1,703,000	1,393,465
4.57%, 04/27/2033(d)	4,403,000	4,106,939
5.02%, 07/22/2033(c)(d)	4,775,000	4,613,288
2.48%, 09/21/2036(d)	2,669,000	2,022,959
3.85%, 03/08/2037(d)	1,005,000	852,033
7.75%, 05/14/2038	2,111,000	2,537,959
Series AA, 6.10%(c)(d)(e)	5,373,000	5,243,054
Series DD, 6.30%(c)(d)(e)	1,637,000	1,630,452
Series RR, 4.38%(d)(e)	6,190,000	5,307,925
Series TT, 6.13%(c)(d)(e)	8,788,000	8,524,360
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	2,850,000	2,826,958
Bank of Nova Scotia (The) (Canada),
4.59%, 05/04/2037(d)	6,159,000	5,319,660
8.63%, 10/27/2082(d)	5,750,000	5,917,781
Barclays PLC (United Kingdom),
7.44%, 11/02/2033(d)	6,211,000	6,586,475
8.00%(d)(e)	4,510,000	4,261,950
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	1,666,000	1,645,217
BPCE S.A. (France), 2.28%, 01/20/2032(b)(d)	1,464,000	1,093,513
Citigroup, Inc.,
3.50%, 05/15/2023	2,393,000	2,377,952
3.98%, 03/20/2030(d)	2,405,000	2,201,549
2.56%, 05/01/2032(d)	2,069,000	1,656,973
2.52%, 11/03/2032(d)	1,126,000	886,387
3.79%, 03/17/2033(d)	4,009,000	3,503,469
4.91%, 05/24/2033(d)	2,951,000	2,811,986
2.90%, 11/03/2042(d)	1,703,000	1,199,153
Series A, 5.95%(d)(e)	1,192,000	1,183,060
Series V, 4.70%(d)(e)	2,340,000	1,978,166
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	224,000	170,996
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(d)	3,131,000	2,888,922
4.66%, 08/22/2028(b)(c)(d)	3,885,000	3,752,282
3.76%, 04/06/2033(b)(c)(d)	2,923,000	2,507,881
Development Bank of Kazakhstan JSC (Kazakhstan), 5.75%, 05/12/2025(b)	4,795,000	4,809,385
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	6,385,000	6,121,217
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
5.21%, 08/11/2028(d)	$3,440,000	$3,322,067
2.36%, 08/18/2031(d)	201,000	153,631
2.87%, 11/22/2032(d)	386,000	294,548
5.40%, 08/11/2033(d)	5,567,000	5,219,301
8.11%, 11/03/2033(d)	6,276,000	6,632,839
6.00%(d)(e)	3,533,000	3,136,244
ING Groep N.V. (Netherlands), 3.88%(d)(e)	212,000	151,511
Intesa Sanpaolo S.p.A. (Italy),
7.00%, 11/21/2025(b)	796,000	809,945
8.25%, 11/21/2033(b)(d)	1,852,000	1,901,497
JPMorgan Chase & Co.,
3.63%, 12/01/2027	1,707,000	1,604,351
4.32%, 04/26/2028(d)	4,786,000	4,590,416
4.85%, 07/25/2028(c)(d)	3,709,000	3,634,054
3.70%, 05/06/2030(d)	2,405,000	2,187,991
2.58%, 04/22/2032(d)	1,996,000	1,619,902
4.59%, 04/26/2033(d)	3,143,000	2,954,830
4.91%, 07/25/2033(d)	4,689,000	4,524,970
5.72%, 09/14/2033(d)	7,515,000	7,440,433
4.26%, 02/22/2048(d)	1,429,000	1,222,683
Series W, 5.61% (3 mo. USD LIBOR + 1.00%), 05/15/2047(f)	4,385,000	3,355,317
KeyBank N.A., 4.90%, 08/08/2032	4,848,000	4,514,682
Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	200,000	184,322
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(d)	3,092,000	3,034,019
2.05%, 07/17/2030	1,822,000	1,442,365
1.80%, 07/20/2033(d)	4,275,000	4,163,521
Mizuho Financial Group, Inc. (Japan),
2.20%, 07/10/2031(d)	2,547,000	1,994,954
2.56%, 09/13/2031	193,000	148,000
5.67%, 09/13/2033(c)(d)	5,291,000	5,313,943
National Australia Bank Ltd. (Australia), 2.33%, 08/21/2030(b)	256,000	194,822
Nordea Bank Abp (Finland),
5.38%, 09/22/2027(b)(c)	2,426,000	2,436,551
6.63%(b)(d)(e)	3,226,000	3,187,176
Societe Generale S.A. (France), 9.38%(b)(d)(e)	2,534,000	2,606,853
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(d)	2,996,000	2,216,204
3.27%, 02/18/2036(b)(d)	2,923,000	2,126,200
4.30%(b)(d)(e)	5,262,000	3,756,322
7.75%(b)(d)(e)	4,646,000	4,614,384
7.75%(b)(d)(e)	5,568,000	5,312,926
Sumitomo Mitsui Financial Group, Inc. (Japan),
3.04%, 07/16/2029	1,913,000	1,666,774
2.14%, 09/23/2030	3,472,000	2,683,416
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)(c)	2,857,000	2,833,171
	Principal Amount	Value
Diversified Banks–(continued)
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	$4,807,000	$4,939,193
U.S. Bancorp,
4.97%, 07/22/2033(d)	2,829,000	2,711,248
5.85%, 10/21/2033(d)	5,104,000	5,325,255
2.49%, 11/03/2036(d)	6,629,000	5,139,199
Wells Fargo & Co.,
3.53%, 03/24/2028(d)	2,044,000	1,900,263
4.81%, 07/25/2028(d)	2,139,000	2,090,650
4.15%, 01/24/2029	2,862,000	2,702,077
4.90%, 07/25/2033(d)	2,098,000	2,023,223
3.07%, 04/30/2041(d)	1,086,000	807,690
5.38%, 11/02/2043	6,115,000	5,837,276
4.75%, 12/07/2046	1,642,000	1,414,854
4.61%, 04/25/2053(d)	3,872,000	3,446,289
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(d)	241,000	222,949
2.67%, 11/15/2035(d)	101,000	74,472
		281,711,612
Diversified Capital Markets–2.32%
Credit Suisse AG (Switzerland), 5.00%, 07/09/2027	5,663,000	5,045,639
Credit Suisse Group AG (Switzerland),
6.44%, 08/11/2028(b)(d)	5,265,000	4,780,930
4.19%, 04/01/2031(b)(d)	2,540,000	1,927,868
6.54%, 08/12/2033(b)(d)	7,974,000	6,994,964
9.02%, 11/15/2033(b)(d)	4,394,000	4,465,113
4.50%(b)(c)(d)(e)	4,764,000	2,327,929
5.10%(b)(c)(d)(e)	4,230,000	2,104,425
5.25%(b)(d)(e)	4,357,000	2,560,609
7.25%(b)(d)(e)	330,000	221,908
7.50%(b)(d)(e)	5,779,000	4,492,017
9.75%(b)(d)(e)	4,541,000	3,883,009
Macquarie Bank Ltd. (Australia), 6.13%(b)(d)(e)	5,010,000	4,232,464
OWL Rock Core Income Corp., 4.70%, 02/08/2027	2,108,000	1,908,589
UBS Group AG (Switzerland),
4.75%, 05/12/2028(b)(d)	3,741,000	3,596,356
3.13%, 08/13/2030(b)(d)	3,592,000	3,061,625
4.38%(b)(d)(e)	2,699,000	2,007,381
		53,610,826
Diversified Chemicals–0.88%
Celanese US Holdings LLC,
5.90%, 07/05/2024	4,829,000	4,801,166
6.05%, 03/15/2025(c)	5,166,000	5,142,862
6.17%, 07/15/2027	5,409,000	5,297,947
6.38%, 07/15/2032(c)	3,874,000	3,694,919
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	1,758,000	1,277,175
		20,214,069
Diversified Metals & Mining–0.28%
Corp. Nacional del Cobre de Chile (Chile), 3.15%, 01/15/2051(b)	1,214,000	826,447
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	2,932,000	2,473,582
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Diversified Metals & Mining–(continued)
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	$511,000	$458,128
South32 Treasury Ltd. (Australia), 4.35%, 04/14/2032(b)	2,634,000	2,288,672
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035(c)	503,000	502,892
		6,549,721
Diversified REITs–1.12%
CubeSmart L.P., 2.50%, 02/15/2032	859,000	661,600
iStar, Inc.,
4.75%, 10/01/2024	541,000	532,978
5.50%, 02/15/2026	191,000	190,923
Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)(c)	4,124,000	4,047,670
5.25%, 01/30/2026(b)	3,705,000	3,452,745
4.87%, 01/15/2030(b)(c)	3,446,000	2,865,819
6.39%, 01/15/2050(b)	9,390,000	7,102,017
VICI Properties L.P.,
4.75%, 02/15/2028	3,533,000	3,334,357
4.95%, 02/15/2030	3,533,000	3,344,543
5.13%, 05/15/2032	250,000	234,816
		25,767,468
Diversified Support Services–0.02%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)	484,000	477,260
Drug Retail–0.10%
CVS Pass-Through Trust,
6.04%, 12/10/2028	947,314	951,109
5.77%, 01/10/2033(b)	1,496,892	1,446,039
		2,397,148
Education Services–0.15%
Grand Canyon University, 3.25%, 10/01/2023	3,480,000	3,436,500
Electric Utilities–4.48%
AEP Texas, Inc., 5.25%, 05/15/2052	2,074,000	1,990,707
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	3,105,638	2,282,675
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,992,000	3,073,651
3.88%, 02/15/2062(d)	7,450,000	5,771,635
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	1,992,000	1,437,600
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	1,348,000	1,485,244
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	3,016,000	2,864,205
Duke Energy Corp.,
4.30%, 03/15/2028	2,387,000	2,302,011
5.00%, 08/15/2052	4,087,000	3,722,544
3.25%, 01/15/2082(d)	1,866,000	1,323,359
EDP Finance B.V. (Portugal), 6.30%, 10/11/2027(b)(c)	1,331,000	1,356,664
	Principal Amount	Value
Electric Utilities–(continued)
Electricidad Firme de Mexico Holdings S.A. de C.V. (Mexico), 4.90%, 11/20/2026(b)	$1,453,000	$1,216,617
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	6,655,000	5,763,197
Enel Finance America LLC, 7.10%, 10/14/2027(b)	1,455,000	1,513,295
Enel Finance International N.V. (Italy),
6.80%, 10/14/2025(b)	2,952,000	3,059,089
2.88%, 07/12/2041(b)	1,466,000	893,039
Eversource Energy, Series R, 1.65%, 08/15/2030	88,000	69,031
FirstEnergy Corp., Series B, 4.40%, 07/15/2027	1,000,000	944,240
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	1,241,000	982,704
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)(c)	4,362,000	3,865,823
NextEra Energy Capital Holdings, Inc.,
4.63%, 07/15/2027	5,180,000	5,142,267
5.00%, 07/15/2032(c)	1,709,000	1,709,561
NRG Energy, Inc., 4.45%, 06/15/2029(b)	560,000	516,218
PacifiCorp,
2.90%, 06/15/2052	2,130,000	1,442,345
5.35%, 12/01/2053	9,250,000	9,325,901
Southern Co. (The),
5.70%, 10/15/2032	2,223,000	2,288,786
Series B, 4.00%, 01/15/2051(d)	11,109,000	9,821,325
6.92% (3 mo. USD LIBOR + 3.63%), 03/15/2057(f)	19,460,000	19,362,700
Series 21-A, 3.75%, 09/15/2051(d)	1,585,000	1,275,370
Tampa Electric Co., 5.00%, 07/15/2052	1,661,000	1,563,491
Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	1,734,000	1,662,680
Series C, 4.63%, 05/15/2052	2,599,000	2,319,468
Vistra Operations Co. LLC,
5.50%, 09/01/2026(b)	200,000	193,804
5.63%, 02/15/2027(b)	180,000	174,340
5.00%, 07/31/2027(b)	324,000	304,508
4.38%, 05/01/2029(b)(c)	605,000	541,958
		103,562,052
Electrical Components & Equipment–0.39%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	2,382,000	1,852,925
CenterPoint Energy Houston Electric LLC, Series AJ, 4.85%, 10/01/2052	5,611,000	5,355,173
EnerSys, 4.38%, 12/15/2027(b)(c)	819,000	730,528
Sensata Technologies B.V., 5.88%, 09/01/2030(b)	1,067,000	1,014,530
		8,953,156
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Electronic Components–0.77%
Corning, Inc., 5.45%, 11/15/2079	$18,890,000	$16,853,736
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)(c)	1,051,000	875,641
		17,729,377
Electronic Equipment & Instruments–0.07%
Vontier Corp.,
2.40%, 04/01/2028	200,000	157,017
2.95%, 04/01/2031	2,065,000	1,493,202
		1,650,219
Electronic Manufacturing Services–0.13%
Jabil, Inc., 3.00%, 01/15/2031	3,741,000	3,067,426
Environmental & Facilities Services–0.22%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	3,268,000	2,765,757
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	2,669,000	2,376,945
		5,142,702
Financial Exchanges & Data–1.29%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	5,788,000	4,753,395
Cboe Global Markets, Inc., 3.00%, 03/16/2032	3,710,000	3,120,483
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	45,000	26,385
FactSet Research Systems, Inc., 3.45%, 03/01/2032	226,000	190,687
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	3,436,000	3,364,320
4.35%, 06/15/2029	2,647,000	2,603,715
4.60%, 03/15/2033	2,506,000	2,436,070
4.95%, 06/15/2052	3,439,000	3,308,911
5.20%, 06/15/2062	2,606,000	2,540,196
Moody’s Corp.,
4.25%, 08/08/2032	1,354,000	1,276,419
2.75%, 08/19/2041	1,602,000	1,138,620
5.25%, 07/15/2044	1,337,000	1,300,908
3.75%, 02/25/2052(c)	1,917,000	1,492,612
3.10%, 11/29/2061	3,503,000	2,294,082
		29,846,803
Food Distributors–0.14%
American Builders & Contractors Supply Co., Inc.,
4.00%, 01/15/2028(b)	512,000	463,928
3.88%, 11/15/2029(b)	3,447,000	2,848,946
		3,312,874
General Merchandise Stores–0.25%
Dollar General Corp.,
4.63%, 11/01/2027	1,608,000	1,595,777
5.00%, 11/01/2032	1,417,000	1,412,627
5.50%, 11/01/2052(c)	2,829,000	2,874,364
		5,882,768
	Principal Amount	Value
Health Care Equipment–0.18%
Alcon Finance Corp. (Switzerland),
5.38%, 12/06/2032(b)	$2,329,000	$2,348,603
5.75%, 12/06/2052(b)	1,860,000	1,885,630
		4,234,233
Health Care Facilities–0.57%
Encompass Health Corp., 4.50%, 02/01/2028(c)	506,000	455,765
HCA, Inc.,
5.00%, 03/15/2024	7,850,000	7,820,837
5.38%, 02/01/2025	317,000	316,627
5.25%, 04/15/2025	151,000	150,793
5.88%, 02/15/2026	166,000	167,441
5.38%, 09/01/2026	111,000	110,589
5.88%, 02/01/2029	216,000	217,741
3.50%, 09/01/2030(c)	1,234,000	1,062,758
Tenet Healthcare Corp.,
4.88%, 01/01/2026(b)	1,011,000	960,945
6.13%, 06/15/2030(b)	1,884,000	1,787,520
		13,051,016
Health Care REITs–0.29%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	531,000	454,483
Diversified Healthcare Trust,
4.75%, 05/01/2024	257,000	225,035
9.75%, 06/15/2025	241,000	232,570
4.38%, 03/01/2031	268,000	186,938
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031(c)	1,090,000	828,870
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	2,064,000	1,626,360
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	230,000	179,955
3.25%, 04/15/2033	2,635,000	1,934,430
Welltower, Inc., 3.10%, 01/15/2030	1,096,000	932,851
		6,601,492
Health Care Services–0.78%
Cigna Corp.,
7.88%, 05/15/2027	4,554,000	5,053,238
4.38%, 10/15/2028	1,431,000	1,396,091
4.80%, 08/15/2038	4,325,000	4,086,704
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	377,000	287,962
4.75%, 02/15/2031(b)	251,000	184,220
DaVita, Inc., 3.75%, 02/15/2031(b)	332,000	244,525
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	1,567,000	1,226,084
Series 2042, 2.72%, 01/01/2042	1,513,000	1,062,054
2.86%, 01/01/2052	1,729,000	1,082,253
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	4,628,000	2,795,843
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Select Medical Corp., 6.25%, 08/15/2026(b)(c)	$509,000	$493,422
		17,912,396
Health Care Supplies–0.03%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	841,000	724,004
Home Improvement Retail–0.97%
Home Depot, Inc. (The),
4.50%, 09/15/2032(c)	2,475,000	2,459,737
4.95%, 09/15/2052(c)	2,062,000	2,043,828
Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	7,546,000	7,513,553
5.63%, 04/15/2053(c)	5,638,000	5,654,355
5.80%, 09/15/2062	4,699,000	4,673,468
		22,344,941
Homebuilding–0.48%
Lennar Corp., 4.75%, 11/29/2027(c)	2,024,000	1,938,803
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	4,874,000	3,937,693
6.00%, 01/15/2043	3,626,000	2,948,389
3.97%, 08/06/2061	4,269,000	2,362,446
		11,187,331
Hotel & Resort REITs–0.02%
Service Properties Trust, 4.38%, 02/15/2030	644,000	452,957
Hotels, Resorts & Cruise Lines–0.26%
Carnival Corp., 5.75%, 03/01/2027(b)	295,000	219,775
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	477,000	497,401
Expedia Group, Inc.,
4.63%, 08/01/2027	3,538,000	3,420,549
2.95%, 03/15/2031(c)	185,000	150,583
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	1,980,000	1,632,243
		5,920,551
Household Products–0.08%
Colgate-Palmolive Co., 3.10%, 08/15/2027	1,492,000	1,430,023
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	582,000	492,416
		1,922,439
Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	175,000	173,688
Hypermarkets & Super Centers–0.52%
Walmart, Inc.,
4.15%, 09/09/2032(c)	3,578,000	3,541,563
6.50%, 08/15/2037(c)	4,627,000	5,569,989
4.50%, 09/09/2052	3,036,000	2,964,708
		12,076,260
Independent Power Producers & Energy Traders–0.57%
AES Corp. (The), 2.45%, 01/15/2031	2,074,000	1,649,788
	Principal Amount	Value
Independent Power Producers & Energy Traders–(continued)
Calpine Corp., 3.75%, 03/01/2031(b)(c)	$4,464,000	$3,683,509
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)(c)	589,000	544,980
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	5,671,000	3,769,818
TransAlta Corp. (Canada), 7.75%, 11/15/2029	1,485,000	1,527,501
Vistra Corp., 7.00%(b)(d)(e)	2,295,000	2,055,766
		13,231,362
Industrial Conglomerates–0.52%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	2,813,000	2,518,479
Honeywell International, Inc., 5.00%, 02/15/2033	9,149,000	9,425,559
		11,944,038
Industrial Machinery–0.18%
EnPro Industries, Inc., 5.75%, 10/15/2026	996,000	969,008
Flowserve Corp., 2.80%, 01/15/2032	730,000	546,975
Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	518,000	446,118
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	66,000	57,882
Weir Group PLC (The) (United Kingdom), 2.20%, 05/13/2026(b)	2,501,000	2,212,293
		4,232,276
Industrial REITs–0.27%
LXP Industrial Trust, 2.38%, 10/01/2031	1,062,000	809,197
Prologis L.P., 4.63%, 01/15/2033(c)	5,517,000	5,401,720
		6,210,917
Insurance Brokers–0.18%
Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052	1,498,000	1,677,198
Willis North America, Inc., 4.65%, 06/15/2027	2,568,000	2,496,526
		4,173,724
Integrated Oil & Gas–1.54%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	2,951,000	2,257,045
2.94%, 06/04/2051	2,188,000	1,497,754
3.00%, 03/17/2052	2,497,000	1,711,108
BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	3,763,000	3,588,961
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	2,738,000	2,486,947
Occidental Petroleum Corp.,
5.55%, 03/15/2026(c)	322,000	322,428
8.50%, 07/15/2027	87,000	94,941
6.13%, 01/01/2031	913,000	927,425
6.20%, 03/15/2040	468,000	458,048
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(c)	$5,790,000	$5,379,894
6.70%, 02/16/2032	3,593,000	2,784,563
Petronas Capital Ltd. (Malaysia),
2.48%, 01/28/2032(b)	2,247,000	1,870,964
3.40%, 04/28/2061(b)	6,289,000	4,479,544
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	3,664,000	2,674,757
Saudi Arabian Oil Co. (Saudi Arabia), 4.38%, 04/16/2049(b)	2,407,000	2,098,360
Shell International Finance B.V. (Netherlands),
2.88%, 11/26/2041	1,360,000	1,014,406
3.00%, 11/26/2051	2,811,000	1,986,048
		35,633,193
Integrated Telecommunication Services–1.10%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	472,000	450,271
5.13%, 07/15/2029(b)	603,000	475,851
5.50%, 10/15/2029(b)	325,000	261,021
AT&T, Inc., 3.55%, 09/15/2055	7,831,000	5,504,985
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	6,220,000	5,259,082
IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	2,169,000	1,723,704
6.25%, 11/29/2028(b)	1,677,000	1,304,454
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(b)	1,250,000	1,190,669
7.00%, 10/15/2028(b)(c)	300,000	283,590
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	1,285,000	930,943
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	2,299,000	2,413,604
Verizon Communications, Inc.,
2.55%, 03/21/2031	865,000	722,101
2.65%, 11/20/2040	994,000	689,210
3.40%, 03/22/2041	1,132,000	870,323
3.00%, 11/20/2060	3,146,000	1,946,367
3.70%, 03/22/2061	2,081,000	1,497,575
		25,523,750
Interactive Home Entertainment–0.36%
Electronic Arts, Inc., 2.95%, 02/15/2051	1,951,000	1,330,718
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	5,757,000	4,717,890
Take-Two Interactive Software, Inc., 4.00%, 04/14/2032(c)	2,666,000	2,376,868
		8,425,476
Interactive Media & Services–0.91%
Match Group Holdings II LLC,
4.63%, 06/01/2028(b)	790,000	707,847
5.63%, 02/15/2029(b)	4,618,000	4,252,891
3.63%, 10/01/2031(b)	55,000	42,090
Meta Platforms, Inc.,
3.85%, 08/15/2032(b)	3,199,000	2,864,910
4.45%, 08/15/2052(b)	1,920,000	1,580,534
4.65%, 08/15/2062(b)	4,570,000	3,749,226
	Principal Amount	Value
Interactive Media & Services–(continued)
Tencent Holdings Ltd. (China),
1.81%, 01/26/2026(b)	$1,509,000	$1,361,824
3.60%, 01/19/2028(b)	4,305,000	3,939,685
3.93%, 01/19/2038(b)(c)	3,137,000	2,457,057
		20,956,064
Internet & Direct Marketing Retail–0.81%
Alibaba Group Holding Ltd. (China), 3.15%, 02/09/2051	3,700,000	2,356,769
Amazon.com, Inc., 4.70%, 12/01/2032	11,320,000	11,429,089
Meituan (China), 2.13%, 10/28/2025(b)(c)	3,055,000	2,739,731
Prosus N.V. (China), 3.26%, 01/19/2027(b)	2,374,000	2,088,759
QVC, Inc., 5.45%, 08/15/2034	225,000	128,656
		18,743,004
Internet Services & Infrastructure–0.43%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)	496,000	484,143
Twilio, Inc.,
3.63%, 03/15/2029	3,496,000	2,922,236
3.88%, 03/15/2031(c)	3,079,000	2,497,562
VeriSign, Inc., 2.70%, 06/15/2031(c)	1,259,000	1,033,013
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	3,477,000	2,940,847
		9,877,801
Investment Banking & Brokerage–2.48%
Charles Schwab Corp. (The),
4.88% (SOFR + 1.05%), 03/03/2027(f)	3,820,000	3,712,774
2.90%, 03/03/2032(c)	1,277,000	1,096,928
5.00%(c)(d)(e)	2,669,000	2,403,242
Series E, 8.08% (3 mo. USD LIBOR + 3.32%)(c)(e)(f)	3,545,000	3,545,000
Series G, 5.38%(d)(e)	231,000	228,205
Goldman Sachs Group, Inc. (The),
3.50%, 04/01/2025	2,080,000	2,013,875
3.99% (SOFR + 0.79%), 12/09/2026(f)	5,105,000	4,899,081
4.01% (SOFR + 0.81%), 03/09/2027(f)	6,644,000	6,333,319
4.62% (SOFR + 0.92%), 10/21/2027(f)	1,529,000	1,448,129
4.95% (SOFR + 1.12%), 02/24/2028(f)	1,503,000	1,436,257
4.48%, 08/23/2028(d)	2,655,000	2,550,790
2.65%, 10/21/2032(d)	2,013,000	1,618,312
3.10%, 02/24/2033(d)	1,404,000	1,167,117
6.75%, 10/01/2037(c)	3,703,000	3,973,190
3.44%, 02/24/2043(d)	1,745,000	1,325,299
4.80%, 07/08/2044	3,326,000	3,039,591
Series T, 3.80%(d)(e)	146,000	115,674
Series V, 4.13%(d)(e)	2,539,000	2,072,459
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	8,755,000	5,907,732
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
3.62%, 04/01/2031(d)	$1,998,000	$1,782,976
2.51%, 10/20/2032(d)	1,249,000	994,306
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	4,610,000	4,671,362
Raymond James Financial, Inc., 3.75%, 04/01/2051	1,413,000	1,043,030
		57,378,648
IT Consulting & Other Services–0.13%
DXC Technology Co., 2.38%, 09/15/2028(c)	2,478,000	2,125,598
Gartner, Inc.,
4.50%, 07/01/2028(b)(c)	569,000	536,388
3.63%, 06/15/2029(b)	294,000	257,840
3.75%, 10/01/2030(b)	176,000	152,491
		3,072,317
Leisure Products–0.32%
Brunswick Corp.,
4.40%, 09/15/2032(c)	4,811,000	4,045,371
5.10%, 04/01/2052	4,556,000	3,276,612
		7,321,983
Life & Health Insurance–2.84%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	5,284,000	5,051,088
Athene Holding Ltd.,
4.13%, 01/12/2028	4,852,000	4,440,631
6.15%, 04/03/2030(c)	2,882,000	2,913,350
3.45%, 05/15/2052	2,191,000	1,372,717
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	5,895,000	5,528,331
Series 21-1, 2.66%, 06/29/2026(b)	13,992,000	12,565,376
GA Global Funding Trust,
2.25%, 01/06/2027(b)(c)	1,630,000	1,439,850
2.90%, 01/06/2032(b)	3,758,000	2,987,274
Lincoln National Corp., Series C, 9.25%(c)(d)(e)	2,790,000	2,936,475
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	11,777,000	9,543,256
MetLife, Inc.,
5.00%, 07/15/2052	1,599,000	1,549,725
Series D, 5.88%(d)(e)	300,000	278,632
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	2,335,000	1,665,288
Pacific Life Global Funding II,
4.31% (SOFR + 0.80%), 03/30/2025(b)(f)	4,852,000	4,756,405
4.45% (SOFR + 0.62%), 06/04/2026(b)(f)	2,232,000	2,126,426
Pacific LifeCorp, 3.35%, 09/15/2050(b)	1,671,000	1,154,971
Prudential Financial, Inc.,
3.91%, 12/07/2047	1,241,000	997,172
6.00%, 09/01/2052(d)	3,869,000	3,573,974
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	750,000	633,877
		65,514,818
	Principal Amount	Value
Life Sciences Tools & Services–0.10%
Illumina, Inc., 2.55%, 03/23/2031(c)	$1,022,000	$809,552
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	1,568,000	1,607,883
		2,417,435
Managed Health Care–1.64%
Centene Corp.,
4.25%, 12/15/2027	255,000	239,755
4.63%, 12/15/2029	526,000	489,774
3.38%, 02/15/2030	320,000	272,990
3.00%, 10/15/2030	1,000,000	826,300
2.50%, 03/01/2031	3,674,000	2,908,338
Elevance Health, Inc.,
5.50%, 10/15/2032(c)	1,840,000	1,901,159
6.10%, 10/15/2052	1,314,000	1,432,310
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	3,275,000	2,417,621
3.00%, 06/01/2051	3,415,000	2,374,863
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	4,255,000	4,379,505
5.30%, 02/15/2030	7,237,000	7,479,346
5.35%, 02/15/2033(c)	6,219,000	6,480,131
5.88%, 02/15/2053(c)	3,107,000	3,443,102
6.05%, 02/15/2063	2,856,000	3,209,370
		37,854,564
Metal & Glass Containers–0.03%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/2027(b)	266,000	259,962
Ball Corp., 5.25%, 07/01/2025	359,000	358,282
		618,244
Movies & Entertainment–0.99%
Netflix, Inc.,
5.88%, 11/15/2028(c)	461,000	466,859
5.38%, 11/15/2029(b)	252,000	247,717
Tencent Music Entertainment Group (China),
1.38%, 09/03/2025	1,560,000	1,378,543
2.00%, 09/03/2030	2,480,000	1,819,508
Warnermedia Holdings, Inc.,
4.28%, 03/15/2032(b)	295,000	250,762
5.05%, 03/15/2042(b)	6,594,000	5,286,448
5.14%, 03/15/2052(b)	6,051,000	4,695,607
5.39%, 03/15/2062(b)	7,230,000	5,604,223
WMG Acquisition Corp.,
3.75%, 12/01/2029(b)(c)	835,000	721,699
3.00%, 02/15/2031(b)(c)	2,963,000	2,460,208
		22,931,574
Multi-line Insurance–0.25%
Allianz SE (Germany), 3.20%(b)(d)(e)	2,407,000	1,784,791
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	1,460,000	1,466,326
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Multi-line Insurance–(continued)
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)(c)	$2,862,000	$2,464,553
		5,715,670
Multi-Utilities–0.84%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(d)	8,920,000	7,331,170
Ameren Illinois Co., 5.90%, 12/01/2052	1,484,000	1,622,098
Dominion Energy, Inc.,
Series C, 2.25%, 08/15/2031	354,000	283,725
5.38%, 11/15/2032(c)	7,290,000	7,296,550
WEC Energy Group, Inc., 5.15%, 10/01/2027	2,887,000	2,929,382
		19,462,925
Office REITs–0.35%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	1,694,000	1,624,113
Highwoods Realty L.P., 2.60%, 02/01/2031	85,000	65,037
Office Properties Income Trust,
4.50%, 02/01/2025	4,353,000	3,858,573
2.65%, 06/15/2026	708,000	528,416
2.40%, 02/01/2027	2,634,000	1,904,628
		7,980,767
Oil & Gas Drilling–0.10%
Nabors Industries, Inc., 7.38%, 05/15/2027(b)	509,000	495,636
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(b)	100,000	98,082
6.88%, 01/15/2029(b)	395,000	373,877
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	222,000	200,028
4.80%, 05/15/2030(b)	430,000	366,594
6.88%, 04/15/2040(b)	339,000	282,840
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(h)	182,000	180,555
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)	292,000	289,682
		2,287,294
Oil & Gas Equipment & Services–0.29%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	1,621,000	1,515,298
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	2,670,000	2,640,964
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	3,614,000	2,161,352
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	485,000	463,837
		6,781,451
Oil & Gas Exploration & Production–2.22%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,046,000	1,042,125
	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Apache Corp., 7.75%, 12/15/2029	$2,305,000	$2,380,908
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	476,000	467,254
Callon Petroleum Co., 8.00%, 08/01/2028(b)	501,000	495,557
Cameron LNG LLC,
3.30%, 01/15/2035(b)	1,912,000	1,584,060
3.40%, 01/15/2038(b)	3,384,000	2,851,876
CNX Resources Corp., 7.38%, 01/15/2031(b)(c)	1,869,000	1,872,252
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	508,000	496,730
Devon Energy Corp.,
5.25%, 10/15/2027	7,593,000	7,623,358
5.88%, 06/15/2028	4,703,000	4,707,162
Diamondback Energy, Inc.,
6.25%, 03/15/2033	136,000	140,860
6.25%, 03/15/2053	7,439,000	7,492,845
EQT Corp., 5.70%, 04/01/2028	1,611,000	1,611,387
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
2.16%, 03/31/2034(b)	3,056,001	2,588,945
2.94%, 09/30/2040(b)	4,996,960	4,004,869
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	5,299,000	3,682,805
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	190,000	181,153
6.00%, 04/15/2030(b)	1,560,000	1,436,364
6.25%, 04/15/2032(b)	1,306,000	1,199,803
Murphy Oil Corp.,
6.38%, 07/15/2028(c)	2,418,000	2,388,911
6.13%, 12/01/2042	180,000	140,642
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	3,661,000	2,885,326
		51,275,192
Oil & Gas Refining & Marketing–0.07%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	1,951,000	1,646,381
Oil & Gas Storage & Transportation–6.85%
Boardwalk Pipelines L.P.,
3.40%, 02/15/2031	1,639,000	1,387,058
3.60%, 09/01/2032	3,605,000	3,026,796
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	1,038,000	1,047,679
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	540,000	501,174
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,528,000	1,760,035
Enbridge, Inc. (Canada),
4.46% (SOFR + 0.63%), 02/16/2024(f)	838,000	829,960
3.40%, 08/01/2051	1,025,000	724,336
7.38%, 01/15/2083(d)	4,959,000	4,815,103
7.63%, 01/15/2083(d)	3,756,000	3,677,974
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
5.88%, 01/15/2024	$508,000	$510,100
2.90%, 05/15/2025	1,638,000	1,546,190
3.75%, 05/15/2030	4,487,000	3,981,904
4.90%, 03/15/2035	9,088,000	8,203,606
5.00%, 05/15/2050	6,096,000	5,033,760
Series A, 6.25%(d)(e)	342,000	291,148
Enterprise Products Operating LLC,
3.13%, 07/31/2029	350,000	311,675
4.80%, 02/01/2049	1,902,000	1,679,272
4.20%, 01/31/2050	2,058,000	1,643,702
3.30%, 02/15/2053	1,411,000	970,334
Series D, 6.88%, 03/01/2033	2,200,000	2,438,623
7.63% (3 mo. USD LIBOR + 2.99%), 08/16/2077(f)	4,404,000	4,044,867
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	164,000	165,920
6.50%, 07/01/2027(b)	411,000	399,245
7.50%, 06/01/2030(b)	755,000	762,550
4.75%, 01/15/2031(b)	283,000	238,585
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	255,000	236,765
8.00%, 01/15/2027	480,000	458,758
7.75%, 02/01/2028	304,000	290,618
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	522,000	495,477
Hess Midstream Operations L.P., 5.63%, 02/15/2026(b)	729,000	717,591
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(b)	500,000	490,023
Kinder Morgan Energy Partners L.P., 4.30%, 05/01/2024	1,576,000	1,556,009
Kinder Morgan, Inc.,
7.80%, 08/01/2031	14,405,000	16,259,155
7.75%, 01/15/2032(c)	14,866,000	17,042,199
4.80%, 02/01/2033(c)	7,818,000	7,357,457
3.25%, 08/01/2050	200,000	132,902
5.45%, 08/01/2052(c)	6,891,000	6,315,440
Kinetik Holdings L.P., 5.88%, 06/15/2030(b)	2,397,000	2,255,829
MPLX L.P.,
4.80%, 02/15/2029	1,891,000	1,821,492
4.70%, 04/15/2048	2,232,000	1,807,119
5.50%, 02/15/2049	3,062,000	2,756,640
4.95%, 03/14/2052	5,639,000	4,701,025
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	10,273,000	10,776,189
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	1,181,000	817,775
ONEOK Partners L.P., 6.85%, 10/15/2037	3,274,000	3,369,388
ONEOK, Inc.,
6.35%, 01/15/2031	4,622,000	4,762,499
6.10%, 11/15/2032(c)	1,928,000	1,964,828
Plains All American Pipeline L.P., Series B, 8.72% (3 mo. USD LIBOR + 4.11%)(e)(f)	385,000	337,838
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	$200,000	$174,486
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	3,129,000	3,170,413
Sunoco L.P./Sunoco Finance Corp., 5.88%, 03/15/2028	723,000	692,403
Targa Resources Corp.,
5.20%, 07/01/2027	3,356,000	3,314,302
6.25%, 07/01/2052	3,471,000	3,360,508
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 01/15/2028	201,000	190,646
5.50%, 03/01/2030	63,000	60,323
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	3,751,000	3,057,065
Williams Cos., Inc. (The),
4.55%, 06/24/2024	399,000	395,012
3.50%, 11/15/2030	1,407,000	1,246,509
2.60%, 03/15/2031	2,812,000	2,316,284
4.65%, 08/15/2032(c)	2,248,000	2,131,745
3.50%, 10/15/2051	1,948,000	1,381,063
		158,205,371
Other Diversified Financial Services–1.38%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
4.50%, 09/15/2023	2,340,000	2,311,657
3.00%, 10/29/2028	454,000	383,908
Avolon Holdings Funding Ltd. (Ireland),
4.25%, 04/15/2026(b)	1,606,000	1,458,127
2.75%, 02/21/2028(b)	431,000	347,250
Blackstone Holdings Finance Co. LLC, 6.20%, 04/22/2033(b)	8,126,000	8,407,991
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	360,000	326,523
Corebridge Financial, Inc., 6.88%, 12/15/2052(b)(d)	4,586,000	4,221,849
Jackson Financial, Inc.,
5.17%, 06/08/2027(c)	2,248,000	2,204,347
5.67%, 06/08/2032(c)	2,845,000	2,705,906
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	536,000	471,211
Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	4,800,000	3,747,384
3.25%, 10/01/2031(b)	6,400,000	4,811,296
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	635,000	535,003
		31,932,452
Packaged Foods & Meats–0.44%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.63%, 01/15/2032(b)	2,697,000	2,228,288
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	9,776,000	8,036,541
		10,264,829
Paper Packaging–0.38%
Berry Global, Inc., 1.65%, 01/15/2027	10,396,000	8,779,702
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Paper Products–0.13%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	$1,519,000	$1,268,213
Series DM3N, 3.13%, 01/15/2032	2,139,000	1,673,164
		2,941,377
Pharmaceuticals–0.09%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	783,000	480,606
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	2,444,000	1,638,805
Royalty Pharma PLC, 2.20%, 09/02/2030	82,000	65,045
		2,184,456
Property & Casualty Insurance–0.58%
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,414,000	2,283,377
4.63%, 04/29/2030	300,000	273,168
5.63%, 08/16/2032(b)	4,831,000	4,546,941
First American Financial Corp., 2.40%, 08/15/2031	1,316,000	976,442
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	3,328,000	3,002,384
Stewart Information Services Corp., 3.60%, 11/15/2031	3,128,000	2,427,235
		13,509,547
Railroads–1.97%
Canadian Pacific Railway Co. (Canada), 6.13%, 09/15/2115	13,913,000	14,121,604
CSX Corp., 4.50%, 11/15/2052	5,127,000	4,596,536
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	3,030,000	2,005,090
Norfolk Southern Corp.,
3.40%, 11/01/2049	2,105,000	1,567,711
4.55%, 06/01/2053	5,611,000	5,000,224
TTX Co., 5.65%, 12/01/2052(b)	1,665,000	1,724,256
Union Pacific Corp.,
4.50%, 01/20/2033(c)	5,602,000	5,521,495
4.95%, 09/09/2052	5,530,000	5,438,529
5.15%, 01/20/2063(c)	5,659,000	5,559,631
		45,535,076
Real Estate Development–0.28%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	200,000	85,633
5.50%, 04/21/2025(b)	1,950,000	763,214
6.05%, 10/13/2025(b)	1,493,000	579,642
5.50%, 05/17/2026(b)	376,000	143,655
Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	614,000	297,522
Essential Properties L.P., 2.95%, 07/15/2031	2,267,000	1,650,100
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	899,000	778,534
Logan Group Co. Ltd. (China), 4.25%, 07/12/2025(b)	961,000	118,809
	Principal Amount	Value
Real Estate Development–(continued)
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	$1,673,000	$1,300,667
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	1,090,000	473,320
Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	833,000	315,983
		6,507,079
Regional Banks–2.72%
Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	3,932,000	3,683,512
Series G, 4.00%(d)(e)	3,379,000	2,733,611
Fifth Third Bancorp,
2.55%, 05/05/2027	1,100,000	991,586
6.36%, 10/27/2028(d)	3,096,000	3,207,846
4.77%, 07/28/2030(d)	4,403,000	4,181,539
4.34%, 04/25/2033(c)(d)	2,555,000	2,327,069
Huntington Bancshares, Inc., 4.44%, 08/04/2028(c)(d)	2,177,000	2,069,502
KeyCorp, 4.79%, 06/01/2033(c)(d)	1,804,000	1,712,418
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)(d)	6,271,000	5,827,468
6.04%, 10/28/2033(d)	3,705,000	3,895,177
Series U, 6.00%(c)(d)(e)	5,230,000	4,929,275
Series V, 6.20%(c)(d)(e)	5,086,000	4,920,705
SVB Financial Group,
1.80%, 02/02/2031	377,000	271,888
Series D, 4.25%(d)(e)	7,204,000	4,754,460
Series E, 4.70%(d)(e)	4,585,000	3,000,882
Truist Financial Corp.,
4.12%, 06/06/2028(c)(d)	3,204,000	3,061,416
4.92%, 07/28/2033(d)	7,915,000	7,455,520
6.12%, 10/28/2033(d)	3,657,000	3,856,705
		62,880,579
Reinsurance–0.56%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,361,000	933,837
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	7,641,000	6,433,179
3.13%, 06/15/2031(b)	1,194,000	880,346
4.70%, 10/15/2051(b)(d)	6,477,000	4,799,416
		13,046,778
Renewable Electricity–0.21%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	3,156,000	2,864,070
NSTAR Electric Co., 4.55%, 06/01/2052	2,074,000	1,902,620
		4,766,690
Research & Consulting Services–0.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)(c)	539,000	464,375
Residential REITs–0.37%
American Homes 4 Rent L.P., 3.63%, 04/15/2032(c)	2,773,000	2,352,212
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Residential REITs–(continued)
AvalonBay Communities, Inc., 5.00%, 02/15/2033	$1,336,000	$1,337,558
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/2028	107,000	88,578
2.70%, 01/15/2034	1,757,000	1,296,511
Spirit Realty L.P.,
3.40%, 01/15/2030	2,431,000	2,014,696
2.70%, 02/15/2032	352,000	263,458
UDR, Inc., 3.00%, 08/15/2031	1,327,000	1,098,606
		8,451,619
Restaurants–0.64%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(b)	495,000	442,306
4.00%, 10/15/2030(b)	4,574,000	3,858,512
Aramark Services, Inc., 5.00%, 04/01/2025(b)	515,000	502,923
Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	4,289,000	4,108,476
McDonald’s Corp., 5.15%, 09/09/2052	4,975,000	4,927,307
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	541,000	452,969
Yum! Brands, Inc., 5.38%, 04/01/2032(c)	516,000	479,253
		14,771,746
Retail REITs–0.64%
Agree L.P.,
4.80%, 10/01/2032	2,080,000	1,917,051
2.60%, 06/15/2033	383,000	292,111
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	2,277,000	1,992,051
Kimco Realty Corp., 2.70%, 10/01/2030	995,000	821,400
Kite Realty Group Trust, 4.75%, 09/15/2030(c)	2,359,000	2,097,575
National Retail Properties, Inc., 3.50%, 04/15/2051	2,118,000	1,450,861
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	246,000	237,225
Realty Income Corp.,
3.25%, 01/15/2031	1,527,000	1,336,320
5.63%, 10/13/2032(c)	2,812,000	2,907,714
Regency Centers L.P., 4.13%, 03/15/2028	1,824,000	1,701,075
		14,753,383
Semiconductor Equipment–0.24%
Entegris Escrow Corp.,
4.75%, 04/15/2029(b)	527,000	477,638
5.95%, 06/15/2030(b)	2,504,000	2,342,114
KLA Corp., 4.95%, 07/15/2052	2,559,000	2,473,486
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	289,000	251,561
		5,544,799
	Principal Amount	Value
Semiconductors–0.65%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	$1,258,000	$993,862
3.47%, 04/15/2034(b)	2,987,000	2,373,990
3.14%, 11/15/2035(b)	1,315,000	975,694
3.19%, 11/15/2036(b)	4,904,000	3,576,840
Marvell Technology, Inc., 2.95%, 04/15/2031	219,000	179,144
Micron Technology, Inc.,
4.98%, 02/06/2026	1,634,000	1,617,162
4.19%, 02/15/2027	4,402,000	4,211,445
2.70%, 04/15/2032(c)	1,323,000	1,023,924
Skyworks Solutions, Inc., 3.00%, 06/01/2031	125,000	97,969
		15,050,030
Soft Drinks–0.30%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	155,000	119,748
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	8,012,000	6,791,164
		6,910,912
Sovereign Debt–2.60%
Airport Authority (Hong Kong), 3.25%, 01/12/2052(b)	5,354,000	3,836,493
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	7,484,000	6,179,957
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	8,000,000	7,442,800
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	3,142,000	3,032,215
China Government International Bond (China), 2.50%, 10/26/2051(b)	5,478,000	3,803,762
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	2,717,000	2,689,218
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	2,320,000	1,776,331
Egypt Government International Bond (Egypt),
5.88%, 02/16/2031(b)	2,762,000	1,963,572
7.50%, 02/16/2061(b)	3,075,000	1,968,203
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,905,000	718,242
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	3,197,000	2,629,533
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	3,826,000	2,676,884
Mexico Government International Bond (Mexico),
3.50%, 02/12/2034	4,579,000	3,805,915
4.40%, 02/12/2052	6,164,000	4,756,621
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	$1,625,000	$1,114,636
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)	1,140,000	1,139,098
Panama Government International Bond (Panama), 6.40%, 02/14/2035	2,700,000	2,816,143
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	3,149,000	2,399,724
UAE International Government Bond (United Arab Emirates),
2.88%, 10/19/2041(b)	3,229,000	2,456,614
3.25%, 10/19/2061(b)	4,061,000	2,976,652
		60,182,613
Specialized Consumer Services–0.04%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,196,000	898,794
Specialized Finance–0.85%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	1,046,000	971,216
7.05%, 09/29/2025(b)	2,595,000	2,601,925
2.63%, 12/15/2026	202,000	171,743
3.25%, 03/15/2027	397,000	342,326
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(g)	7,644,000	7,644,000
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)(c)	4,256,000	4,077,353
National Rural Utilities Cooperative Finance Corp.,
2.75%, 04/15/2032	1,781,000	1,487,454
5.80%, 01/15/2033	2,119,000	2,234,423
		19,530,440
Specialized REITs–0.71%
American Tower Corp.,
2.70%, 04/15/2031	2,874,000	2,375,175
4.05%, 03/15/2032(c)	1,689,000	1,537,390
3.10%, 06/15/2050	2,333,000	1,545,986
Crown Castle, Inc., 2.50%, 07/15/2031	1,313,000	1,072,493
EPR Properties,
4.75%, 12/15/2026	1,238,000	1,105,119
3.60%, 11/15/2031	2,002,000	1,469,359
Equinix, Inc., 3.20%, 11/18/2029	120,000	105,333
Extra Space Storage L.P.,
2.55%, 06/01/2031	1,188,000	937,505
2.35%, 03/15/2032	1,027,000	782,072
Life Storage L.P., 2.40%, 10/15/2031	1,654,000	1,277,994
SBA Communications Corp.,
3.88%, 02/15/2027	255,000	235,746
3.13%, 02/01/2029(c)	4,671,000	3,904,661
		16,348,833
	Principal Amount	Value
Specialty Chemicals–0.64%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	$3,457,000	$2,735,840
6.99%, 02/20/2032(b)	4,356,000	3,092,804
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	520,000	490,701
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	4,049,000	3,679,002
5.50%, 03/18/2031	5,790,000	4,812,471
		14,810,818
Specialty Stores–0.04%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(b)	1,045,000	955,966
Steel–0.58%
ArcelorMittal S.A. (Luxembourg),
6.55%, 11/29/2027	8,022,000	8,095,784
6.80%, 11/29/2032	4,698,000	4,751,962
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	531,000	450,750
		13,298,496
Systems Software–1.38%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,546,000	1,467,618
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	3,793,000	3,162,186
Oracle Corp.,
6.25%, 11/09/2032(c)	13,270,000	14,015,445
3.60%, 04/01/2050	7,333,000	5,113,431
6.90%, 11/09/2052	5,457,000	6,054,569
3.85%, 04/01/2060	2,835,000	1,916,327
VMware, Inc., 2.20%, 08/15/2031	132,000	100,854
		31,830,430
Technology Distributors–0.08%
Avnet, Inc., 4.63%, 04/15/2026	1,806,000	1,742,374
Technology Hardware, Storage & Peripherals–0.60%
Apple, Inc.,
3.35%, 08/08/2032(c)	2,969,000	2,743,732
2.65%, 05/11/2050	1,756,000	1,216,698
3.95%, 08/08/2052(c)	3,736,000	3,279,142
2.80%, 02/08/2061	3,943,000	2,633,126
4.10%, 08/08/2062	4,693,000	4,077,879
		13,950,577
Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	236,000	201,524
Tobacco–0.88%
Altria Group, Inc.,
4.40%, 02/14/2026(c)	2,567,000	2,524,680
3.70%, 02/04/2051	4,894,000	3,179,331
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	143,000	112,737
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Principal Amount	Value
Tobacco–(continued)
Philip Morris International, Inc.,
5.13%, 11/17/2027	$5,507,000	$5,521,441
5.63%, 11/17/2029(c)	1,572,000	1,599,797
5.75%, 11/17/2032(c)	7,205,000	7,425,066
		20,363,052
Trading Companies & Distributors–0.70%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	7,903,000	7,314,536
Air Lease Corp.,
3.00%, 09/15/2023	946,000	927,622
5.85%, 12/15/2027	3,693,000	3,669,846
Aircastle Ltd.,
5.00%, 04/01/2023	534,000	532,244
4.40%, 09/25/2023	2,862,000	2,832,583
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(b)	1,093,000	952,293
		16,229,124
Trucking–1.61%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	4,001,000	3,716,971
3.50%, 11/01/2027(b)	9,178,000	7,942,943
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 07/01/2027(b)	5,325,000	5,070,677
Ryder System, Inc.,
4.63%, 06/01/2025	2,923,000	2,882,409
4.30%, 06/15/2027(c)	1,723,000	1,623,626
SMBC Aviation Capital Finance DAC (Ireland),
4.13%, 07/15/2023(b)	2,819,000	2,786,311
1.90%, 10/15/2026(b)	996,000	844,541
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)(c)	5,535,000	4,814,852
3.15%, 06/15/2031(b)	2,955,000	2,333,041
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	6,022,000	5,253,593
		37,268,964
Wireless Telecommunication Services–2.11%
America Movil S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)	5,085,000	4,697,269
Empresa Nacional de Telecomunicaciones S.A. (Chile), 3.05%, 09/14/2032(b)	1,644,000	1,285,887
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	330,000	272,690
5.00%, 03/15/2044	3,759,000	3,284,131
4.55%, 03/15/2052(b)(c)	3,797,000	3,096,541
Sprint Capital Corp., 8.75%, 03/15/2032	315,000	377,047
Sprint LLC,
7.88%, 09/15/2023	84,000	85,927
7.63%, 02/15/2025	394,000	408,601
7.63%, 03/01/2026(c)	389,000	409,608
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	$6,118,750	$6,042,709
5.15%, 03/20/2028(b)	9,522,000	9,379,044
T-Mobile USA, Inc.,
2.25%, 02/15/2026	1,360,000	1,246,872
2.63%, 04/15/2026(c)	1,508,000	1,384,681
2.70%, 03/15/2032	259,000	212,796
4.50%, 04/15/2050	2,261,000	1,913,542
3.40%, 10/15/2052	5,234,000	3,663,894
5.65%, 01/15/2053	1,129,000	1,134,096
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	2,347,000	1,725,045
Vodafone Group PLC (United Kingdom),
3.25%, 06/04/2081(d)	2,081,000	1,736,178
4.13%, 06/04/2081(d)	3,895,000	2,938,349
5.13%, 06/04/2081(d)	3,503,000	2,505,486
Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	1,841,000	1,016,055
		48,816,448
Total U.S. Dollar Denominated Bonds & Notes (Cost $2,447,920,054)		2,170,818,438
	Shares
Preferred Stocks–2.49%
Asset Management & Custody Banks–0.14%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)(d)	3,397,000	3,266,215
Diversified Banks–1.43%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	100	121,847
Bank of America Corp., 6.50%, Series Z, Pfd.(c)(d)	3,497,000	3,458,284
Citigroup, Inc., 6.25%, Series T, Pfd.(d)	2,110,000	2,047,122
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	7,500,000	6,768,750
Citigroup, Inc., 4.00%, Series W, Pfd.(d)	3,879,000	3,370,682
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	14,554	17,321,297
		33,087,982
Investment Banking & Brokerage–0.69%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	3,035,000	2,378,681
Goldman Sachs Group, Inc. (The), 7.47% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(f)	3,255,000	3,165,488
Morgan Stanley, 7.13%, Series E, Pfd.(d)	256,997	6,563,703
Morgan Stanley, 6.88%, Series F, Pfd.(d)	150,000	3,805,500
		15,913,372
Life & Health Insurance–0.08%
MetLife, Inc., 3.85%, Series G, Pfd.(c)(d)	2,152,000	1,959,676
Multi-Utilities–0.08%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)(d)	1,866,000	1,764,989
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

	Shares	Value
Other Diversified Financial Services–0.07%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,724,000	$1,633,318
Total Preferred Stocks (Cost $61,340,037)		57,625,552
	Principal Amount
Asset-Backed Securities–1.23%
IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(g)	$3,923,000	3,495,001
IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(g)	5,941,000	5,584,956
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	2,657,873	2,442,961
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	10,450,452	9,295,716
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	2,520,250	2,016,508
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	2,480,717	1,806,454
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	4,333,875	3,858,813
Total Asset-Backed Securities (Cost $32,310,619)		28,500,409
U.S. Treasury Securities–0.50%
U.S. Treasury Bills–0.15%
4.54% - 4.60%, 05/11/2023(i)(j)	3,630,000	3,557,348
U.S. Treasury Bonds–0.17%
4.00%, 11/15/2042	1,826,000	1,835,130
3.00%, 08/15/2052	2,344,200	2,007,954
		3,843,084
U.S. Treasury Notes–0.18%
4.50%, 11/15/2025	2,388,000	2,415,052
3.88%, 11/30/2027	96,100	96,468
3.88%, 11/30/2029	24,700	24,918
4.13%, 11/15/2032	1,436,900	1,493,253
		4,029,691
Total U.S. Treasury Securities (Cost $11,294,304)		11,430,123

Municipal Obligations–0.33%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	2,095,000	1,832,273
Series 2022, RB, 4.35%, 06/01/2041	1,545,000	1,317,989
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	2,340,000	1,579,242
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	3,495,000	2,375,425
	Principal Amount		Value

Florida Development Finance Corp. (Palm Bay Academy, Inc.),
Series 2017, Ref. RB, 9.00%, 05/15/2024(b)		$450,000	$440,111
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(g)		360,000	3
Series 2017, Ref. RB, 0.00%, 05/15/2037(b)(g)		350,000	70,000
Total Municipal Obligations (Cost $10,275,663)			7,615,043
	Shares
Exchange-Traded Funds–0.20%
Invesco Total Return Bond ETF (Cost $5,830,000)(c)(k)		100,000	4,673,000
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.18%(l)
Food Retail–0.02%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	496,000	488,930
Movies & Entertainment–0.11%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	2,600,000	2,596,093
Pharmaceuticals–0.02%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	516,000	520,506
Sovereign Debt–0.03%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(m)	EUR	2,765,000	557,981
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,962,661)			4,163,510
Variable Rate Senior Loan Interests–0.07%(n)(o)
Diversified REITs–0.07%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 REIT (Cost $1,704,967)(g)		$2,279,711	1,704,254
	Shares
Common Stocks & Other Equity Interests–0.00%
Technology Hardware, Storage & Peripherals–0.00%
Locus Solutions LLC (Cost $0)(g)		39	0
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(k)(p)		388,651	388,651
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(k)(p)		278,006	278,089
Invesco Treasury Portfolio, Institutional Class, 3.76%(k)(p)		444,172	444,172
Total Money Market Funds (Cost $1,110,884)			1,110,912

Options Purchased–0.02%
(Cost $1,196,927)(q)			438,323
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.01% (Cost $2,579,946,116)			2,288,079,564
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.00%
Invesco Private Government Fund, 3.83%(k)(p)(r)	69,515,900	$69,515,900
Invesco Private Prime Fund, 4.15%(k)(p)(r)	184,612,293	184,649,209
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $254,133,699)		254,165,109
TOTAL INVESTMENTS IN SECURITIES–110.01% (Cost $2,834,079,815)		2,542,244,673
OTHER ASSETS LESS LIABILITIES—(10.01)%		(231,353,538)
NET ASSETS–100.00%		$2,310,891,135
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $796,324,355, which represented 34.46% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2022	Dividend Income
Invesco Total Return Bond ETF	$5,394,000	$-	$-	$(721,000)	$-	$4,673,000	$123,062
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,719,731	116,203,743	(122,534,823)	-	-	388,651	39,645
Invesco Liquid Assets Portfolio, Institutional Class	10,479,780	83,002,674	(93,204,152)	344	(557)	278,089	29,937
Invesco Treasury Portfolio, Institutional Class	7,679,693	132,804,277	(140,039,798)	-	-	444,172	44,076
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	72,323,771	309,625,442	(312,433,313)	-	-	69,515,900	739,315*
Invesco Private Prime Fund	170,230,580	645,172,752	(630,759,993)	47,124	(41,254)	184,649,209	2,024,026*
Total	$272,827,555	$1,286,808,888	$(1,298,972,079)	$(673,532)	$(41,811)	$259,949,021	$3,000,061

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2022 represented less than 1% of the Fund’s Net Assets.
(n)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(p)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(q)	The table below details options purchased.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	2,889	USD	41.00	USD	11,844,900	$7,223

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500 Index	Call	04/21/2023	18	USD	4,090.00	USD	7,362,000	$431,100

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	644	March-2023	$132,251,438	$352,182	$352,182
U.S. Treasury 10 Year Notes	430	March-2023	48,805,000	112,344	112,344
U.S. Treasury Long Bonds	1,044	March-2023	132,588,000	831,975	831,975
Subtotal—Long Futures Contracts				1,296,501	1,296,501
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	206	March-2023	(22,365,485)	(119,373)	(119,373)
U.S. Treasury 10 Year Ultra Notes	1,661	March-2023	(198,749,031)	(1,141,938)	(1,141,938)
U.S. Treasury Ultra Bonds	44	March-2023	(5,996,375)	7,813	7,813
Subtotal—Short Futures Contracts				(1,253,498)	(1,253,498)
Total Futures Contracts				$43,003	$43,003

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Bank of America, N.A.	CAD	280,000	USD	210,438	$2,034
02/17/2023	Morgan Stanley and Co. International PLC	CAD	1,614,000	USD	1,215,304	14,005
Subtotal—Appreciation						16,039
Currency Risk
02/17/2023	Barclays Bank PLC	EUR	1,606,000	USD	1,666,788	(14,428)
02/17/2023	Goldman Sachs International	GBP	317,000	USD	374,889	(8,081)
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
02/17/2023	State Street Bank & Trust Co.	EUR	33,000	USD	33,934	$(612)
Subtotal—Depreciation						(23,121)
Total Forward Foreign Currency Contracts						$(7,082)

Abbreviations:
CAD	—Canadian Dollar
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$2,153,631,182	$17,187,256	$2,170,818,438
Preferred Stocks	27,812,347	29,813,205	—	57,625,552
Asset-Backed Securities	—	19,420,452	9,079,957	28,500,409
U.S. Treasury Securities	—	11,430,123	—	11,430,123
Municipal Obligations	—	7,545,040	70,003	7,615,043
Exchange-Traded Funds	4,673,000	—	—	4,673,000
Non-U.S. Dollar Denominated Bonds & Notes	—	4,163,510	—	4,163,510
Variable Rate Senior Loan Interests	—	—	1,704,254	1,704,254
Common Stocks & Other Equity Interests	—	—	0	0
Money Market Funds	1,110,912	254,165,109	—	255,276,021
Options Purchased	438,323	—	—	438,323
Total Investments in Securities	34,034,582	2,480,168,621	28,041,470	2,542,244,673
Other Investments - Assets*
Investments Matured	—	241,738	—	241,738
Futures Contracts	1,304,314	—	—	1,304,314
Forward Foreign Currency Contracts	—	16,039	—	16,039
	1,304,314	257,777	—	1,562,091
Other Investments - Liabilities*
Futures Contracts	(1,261,311)	—	—	(1,261,311)
Forward Foreign Currency Contracts	—	(23,121)	—	(23,121)
	(1,261,311)	(23,121)	—	(1,284,432)
Total Other Investments	43,003	234,656	—	277,659
Total Investments	$34,077,585	$2,480,403,277	$28,041,470	$2,542,522,332

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation).
Invesco Corporate Bond Fund